Note 7 - Property, Manufacturing Facility and Equipment (Details) - Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Comp (EUR €)
In Thousands, unless otherwise specified
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	€ 299	€ 276
Net Book Value	7,332	7,449
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Cost	2,820	2,686
Accumulated Depreciation	1,601	1,559
Net Book Value	1,219	1,127
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,830	15,553
Accumulated Depreciation	11,802	11,352
Net Book Value	4,028	4,201
Industrial Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,768	1,765
Accumulated Depreciation	1,289	1,248
Net Book Value	479	517
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Cost	893	883
Accumulated Depreciation	574	571
Net Book Value	319	312
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,316	1,310
Accumulated Depreciation	638	553
Net Book Value	678	757
Internally Developed Software [Member]
Property, Plant and Equipment [Line Items]
Cost	752	750
Accumulated Depreciation	325	300
Net Book Value	427	450
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	182	85
Net Book Value	182	85
Total [Member]
Property, Plant and Equipment [Line Items]
Cost	23,561	23,032
Accumulated Depreciation	16,229	15,583
Net Book Value	€ 7,332	€ 7,449